Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, net
Schedule of accounts receivable, net

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000

Accounts receivable	172,817	94,064
Less: allowance for credit losses	(107,200)	(32,264)
Accounts receivable, net	65,617	61,800

Schedule of allowance for doubtful accounts

	For the year ended
	December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Balance at beginning of the year	(83,383)	(77,723)	(107,200)
Additional allowance for credit losses, net	(28,098)	(32,471)	(3,849)
Write-offs	33,758	2,994	78,785
Balance at end of the year	(77,723)	(107,200)	(32,264)